UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund III
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: September 30
Date of Reporting Period: July 1, 2022 to June 30, 2023

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund III:

SouthernSun Small Cap Fund
SouthernSun U.S. Equity Fund

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
AGCO CORPORATION
Security ID: 001084102
Ticker: AGCO
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Director: Michael C. Arnold	Management	For	Voted - For
1b.	Election of Director: Sondra L. Barbour	Management	For	Voted - For
1c.	Election of Director: Suzanne P. Clark	Management	For	Voted - For
1d.	Election of Director: Bob De Lange	Management	For	Voted - For
1e.	Election of Director: Eric P. Hansotia	Management	For	Voted - For
1f.	Election of Director: George E. Minnich	Management	For	Voted - For
1g.	Election of Director: Niels Pörksen	Management	For	Voted - For
1h.	Election of Director: David Sagehorn	Management	For	Voted - For
1i.	Election of Director: Mallika Srinivasan	Management	For	Voted - For
1j.	Election of Director: Matthew Tsien	Management	For	Voted - For
2.	Frequency (one, two or three years) of the non-binding advisory vote on executive compensation	Management	1 Year	Voted - 1 Year
3.	Non-binding advisory resolution to approve the compensation of the Company's named executive officers	Management	For	Voted - For
4.	Ratification of KPMG LLP as the Company's independent registered public accounting firm for 2023	Management	For	Voted - For
ARMSTRONG WORLD INDUSTRIES, INC.
Security ID: 04247X102
Ticker: AWI
Meeting Date: 15-Jun-23
Meeting Type: Annual
1.1	Director: Victor D. Grizzle	Management	For	Voted - For
1.2	Director: Richard D. Holder	Management	For	Voted - For
1.3	Director: Barbara L. Loughran	Management	For	Voted - For
1.4	Director: James C. Melville	Management	For	Voted - For
1.5	Director: William H. Osborne	Management	For	Voted - For
1.6	Director: Wayne R. Shurts	Management	For	Voted - For
1.7	Director: Roy W. Templin	Management	For	Voted - For
1.8	Director: Cherryl T. Thomas	Management	For	Voted - For
2.	To ratify the selection of KPMG LLP as our independent registered public accounting firm for 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, our executive compensation program.	Management	For	Voted - For
4.	To approve, on an advisory basis, the frequency with which shareholders will be presented with a non-binding proposal to approve the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BELDEN INC.
Security ID: 077454106
Ticker: BDC
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Director: David J. Aldrich	Management	For	Voted - For
1b.	Election of Director: Lance C. Balk	Management	For	Voted - For
1c.	Election of Director: Steven W. Berglund	Management	For	Voted - For
1d.	Election of Director: Diane D. Brink	Management	For	Voted - For
1e.	Election of Director: Judy L. Brown	Management	For	Voted - For
1f.	Election of Director: Nancy Calderon	Management	For	Voted - For
1g.	Election of Director: Ashish Chand	Management	For	Voted - For
1h.	Election of Director: Jonathan C. Klein	Management	For	Voted - For
1i.	Election of Director: YY Lee	Management	For	Voted - For
1j.	Election of Director: Gregory J. McCray	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young as the Company's Independent Registered Public Accounting Firm for 2023.	Management	For	Voted - For
3.	Advisory vote on executive compensation for 2022.	Management	For	Voted - For
4.	Advisory vote on frequency of future advisory votes related to executive officer compensation.	Management	1 Year	Voted - 1 Year
DARLING INGREDIENTS INC.
Security ID: 237266101
Ticker: DAR
Meeting Date: 09-May-23
Meeting Type: Annual
1a.	Election of Director: Randall C. Stuewe	Management	For	Voted - For
1b.	Election of Director: Charles Adair	Management	For	Voted - For
1c.	Election of Director: Beth Albright	Management	For	Voted - For
1d.	Election of Director: Larry A. Barden	Management	For	Voted - For
1e.	Election of Director: Celeste A. Clark	Management	For	Voted - For
1f.	Election of Director: Linda Goodspeed	Management	For	Voted - For
1g.	Election of Director: Enderson Guimaraes	Management	For	Voted - For
1h.	Election of Director: Gary W. Mize	Management	For	Voted - For
1i.	Election of Director: Michael E. Rescoe	Management	For	Voted - For
1j.	Election of Director: Kurt Stoffel	Management	For	Voted - For
2.	Proposal to ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 30, 2023.	Management	For	Voted - For
3.	Advisory vote to approve executive compensation.	Management	For	Voted - For
4.	Advisory vote to approve the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

DORMAN PRODUCTS, INC.
Security ID: 258278100
Ticker: DORM
Meeting Date: 18-May-23
Meeting Type: Annual
1A	Election of Director: Steven L. Berman	Management	For	Voted - For
1B	Election of Director: Kevin M. Olsen	Management	For	Voted - For
1C	Election of Director: Lisa M. Bachmann	Management	For	Voted - For
1D	Election of Director: John J. Gavin	Management	For	Voted - For
1E	Election of Director: Richard T. Riley	Management	For	Voted - For
1F	Election of Director: Kelly A. Romano	Management	For	Voted - For
1G	Election of Director: G. Michael Stakias	Management	For	Voted - For
1H	Election of Director: J. Darrell Thomas	Management	For	Voted - For
2	Advisory approval of the compensation of the Company's named executive officers.	Management	For	Voted - For
3	Advisory vote on the frequency of the advisory vote on the Company's named executive officer compensation.	Management	1 Year	Voted - 1 Year
4	Ratification of KPMG LLP as the Company's independent registered public accounting firm for the 2023 fiscal year.	Management	For	Voted - For
DYCOM INDUSTRIES, INC.
Security ID: 267475101
Ticker: DY
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Director: Peter T. Pruitt, Jr.	Management	For	Voted - For
1b.	Election of Director: Laurie J. Thomsen	Management	For	Voted - For
2.	To approve, by non-binding advisory vote, executive compensation.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent auditor for fiscal 2024.	Management	For	Voted - For
4.	To approve an Amendment & Restatement to the Dycom Industries, Inc. 2017 Non- Employee Directors Equity Plan.	Management	For	Voted - For
5.	To recommend, by non-binding advisory vote, the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
ENERPAC TOOL GROUP CORP
Security ID: 292765104
Ticker: EPAC
Meeting Date: 03-Feb-23
Meeting Type: Annual
1.1	Director: Alfredo Altavilla	Management	For	Voted - For
1.2	Director: Judy L. Altmaier	Management	For	Voted - For
1.3	Director: J. Palmer Clarkson	Management	For	Voted - For
1.4	Director: Danny L. Cunningham	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.5	Director: E. James Ferland	Management	For	Voted - For
1.6	Director: Richard D. Holder	Management	For	Voted - For
1.7	Director: Lynn C. Minella	Management	For	Voted - For
1.8	Director: Sidney S. Simmons	Management	For	Voted - For
1.9	Director: Paul E. Sternlieb	Management	For	Voted - For
2.	Ratification of Ernst & Young LLP as the Company's independent auditor for the fiscal year ending August 31, 2023.	Management	For	Voted - For
3.	Advisory vote to approve the compensation of our named executive officers.	Management	For	Voted - For
INGEVITY CORPORATION
Security ID: 45688C107
Ticker: NGVT
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Director for a one-year term: Jean S. Blackwell	Management	For	Voted - For
1b.	Election of Director for a one-year term: Luis Fernandez-Moreno	Management	For	Voted - For
1c.	Election of Director for a one-year term: John C. Fortson	Management	For	Voted - For
1d.	Election of Director for a one-year term: Diane H. Gulyas	Management	For	Voted - For
1e.	Election of Director for a one-year term: Bruce D. Hoechner	Management	For	Voted - For
1f.	Election of Director for a one-year term: Frederick J. Lynch	Management	For	Voted - For
1g.	Election of Director for a one-year term: Karen G. Narwold	Management	For	Voted - For
1h.	Election of Director for a one-year term: Daniel F. Sansone	Management	For	Voted - For
1i.	Election of Director for a one-year term: William J. Slocum	Management	For	Voted - For
1j.	Election of Director for a one-year term: Benjamin G. (Shon) Wright	Management	For	Voted - For
2.	Advisory vote on compensation of our Named Executive Officers (Say-on-Pay).	Management	For	Voted - For
3.	Advisory Vote on the frequency of Named Executive Officer Compensation Advisory Vote (Say-on-Frequency).	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
5.	Amendment and Restatement of 2017 Ingevity Corporation Employee Stock Purchase Plan to add an additional 300,000 shares.	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

LIVE OAK BANCSHARES,INC.
Security ID: 53803X105
Ticker: LOB
Meeting Date: 16-May-23
Meeting Type: Annual
1.1	Director: Tonya W. Bradford	Management	For	Voted - For
1.2	Director: William H. Cameron	Management	For	Voted - For
1.3	Director: Casey S. Crawford	Management	For	Voted - For
1.4	Director: Diane B. Glossman	Management	For	Voted - For
1.5	Director: Glen F. Hoffsis	Management	For	Voted - For
1.6	Director: David G. Lucht	Management	For	Voted - For
1.7	Director: James S. Mahan III	Management	For	Voted - For
1.8	Director: Miltom E. Petty	Management	For	Voted - For
1.9	Director: Neil L. Underwood	Management	For	Voted - For
1.10	Director: Yousef A. Valine	Management	For	Voted - For
1.11	Director: William L. Williams III	Management	For	Voted - For
2.
Approval of Amendment of 2015 Omnibus Stock Incentive Plan. To approve an amendment of the Company's Amended and Restated 2015 Omnibus Stock Incentive Plan to increase the number of shares of voting common stock issuable under such plan.
		Management	For	Voted - For
3.	Say-on-Pay Vote. Non-binding, advisory proposal to approve compensation paid to our named executive officers.	Management	For	Voted - For
4.	Ratification of Independent Auditors. Proposal to ratify FORVIS, LLP as the Company's independent auditors for 2023.	Management	For	Voted - For
MALIBU BOATS, INC.
Security ID: 56117J100
Ticker: MBUU
Meeting Date: 03-Nov-22
Meeting Type: Annual
1.1	Director: Michael K. Hooks	Management	For	Voted - For
1.2	Director: Jack D. Springer	Management	For	Voted - For
1.3	Director: John E. Stokely	Management	For	Voted - For
2.	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2023.	Management	For	Voted - For
3.	Approval, on a non-binding advisory basis, of the compensation of the Company's named executive officers.	Management	For	Voted - For
MGP INGREDIENTS, INC.
Security ID: 55303J106
Ticker: MGPI
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Director: Thomas A. Gerke	Management	For	Voted - For
1b.	Election of Director: Donn Lux	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1c.	Election of Director: Kevin S. Rauckman	Management	For	Voted - For
1d.	Election of Director: Todd B. Siwak	Management	For	Voted - For
2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm.	Management	For	Voted - For
3.	To adopt an advisory resolution to approve the compensation of our named executive officers.	Management	For	Voted - For
4.	To approve, on an advisory basis, the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
MURPHY USA INC.
Security ID: 626755102
Ticker: MUSA
Meeting Date: 04-May-23
Meeting Type: Annual
1a.	Election of Class I Director Whose Current Term Expires on the Date of the Annual Meeting.: Claiborne P. Deming	Management	For	Voted - For
1b.	Election of Class I Director Whose Current Term Expires on the Date of the Annual Meeting.: Hon. Jeanne L. Phillips	Management	For	Voted - For
1c.	Election of Class I Director Whose Current Term Expires on the Date of the Annual Meeting.: Jack T. Taylor	Management	For	Voted - For
2.	Ratification of Appointment of Independent Registered Public Accounting Firm for Fiscal 2023.	Management	For	Voted - For
3.	Approval of Executive Compensation on an Advisory, Non-Binding Basis.	Management	For	Voted - For
4.	Approval of the Murphy USA Inc. 2023 Omnibus Incentive Plan.	Management	For	Voted - For
POLARIS INC.
Security ID: 731068102
Ticker: PII
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Class II Director: George W. Bilicic	Management	For	Voted - For
1b.	Election of Class II Director: Gary E. Hendrickson	Management	For	Voted - For
1c.	Election of Class II Director: Gwenne A. Henricks	Management	For	Voted - For
2.	Advisory vote to approve the compensation of the Company's Named Executive Officers	Management	For	Voted - For
3.	Advisory vote on the frequency of future votes to approve the compensation of our Named Executive Officers	Management	1 Year	Voted - 1 Year
4.	Reincorporation of the Company from Minnesota to Delaware	Management	For	Voted - For
5.	Adoption of an exclusive forum provision in the Delaware Bylaws	Management	For	Voted - For
6.	Adoption of officer exculpation provision in the Delaware Certificate of Incorporation	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

7.	Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2023	Management	For	Voted - For
STEPAN COMPANY
Security ID: 858586100
Ticker: SCL
Meeting Date: 25-Apr-23
Meeting Type: Annual
1.1	Election of Director: Joaquin Delgado	Management	For	Voted - For
1.2	Election of Director: F. Quinn Stepan, Jr.	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	Advisory vote on the frequency of voting on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Ratify the appointment of Deloitte & Touche LLP as Stepan Company's independent public accounting firm for 2023.	Management	For	Voted - For
THE BOSTON BEER COMPANY, INC.
Security ID: 100557107
Ticker: SAM
Meeting Date: 17-May-23
Meeting Type: Annual
1.1	Director: Meghan V. Joyce	Management	For	Voted - For
1.2	Director: Michael Spillane	Management	For	Voted - For
1.3	Director: Jean-Michel Valette	Management	For	Voted - For
2.	Advisory vote to approve our Named Executive Officers' executive compensation.	Management	For	Voted - For
3.	To conduct an advisory vote on the frequency of holding future advisory votes on the compensation of the Company's Named Executive Officers.	Management	1 Year	Voted - 1 Year
THE BRINK'S COMPANY
Security ID: 109696104
Ticker: BCO
Meeting Date: 05-May-23
Meeting Type: Annual
1a.	Election of Director: Kathie J. Andrade	Management	For	Voted - For
1b.	Election of Director: Paul G. Boynton	Management	For	Voted - For
1c.	Election of Director: Ian D. Clough	Management	For	Voted - For
1d.	Election of Director: Susan E. Docherty	Management	For	Voted - For
1e.	Election of Director: Mark Eubanks	Management	For	Voted - For
1f.	Election of Director: Michael J. Herling	Management	For	Voted - For
1g.	Election of Director: A. Louis Parker	Management	For	Voted - For
1h.	Election of Director: Timothy J. Tynan	Management	For	Voted - For
1i.	Election of Director: Keith R. Wyche	Management	For	Voted - For
2.	Approval of an advisory resolution on named executive officer compensation.	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Approval of an advisory resolution on the frequency (every 1, 2 or 3 years) of the advisory vote on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Approval of the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
THE TIMKEN COMPANY
Security ID: 887389104
Ticker: TKR
Meeting Date: 05-May-23
Meeting Type: Annual
1.1	Director: Maria A. Crowe	Management	For	Voted - For
1.2	Director: Elizabeth A. Harrell	Management	For	Voted - For
1.3	Director: Richard G. Kyle	Management	For	Voted - For
1.4	Director: Sarah C. Lauber	Management	For	Voted - For
1.5	Director: John A. Luke, Jr.	Management	For	Voted - For
1.6	Director: Christopher L. Mapes	Management	For	Voted - For
1.7	Director: James F. Palmer	Management	For	Voted - For
1.8	Director: Ajita G. Rajendra	Management	For	Voted - For
1.9	Director: Frank C. Sullivan	Management	For	Voted - For
1.10	Director: John M. Timken, Jr.	Management	For	Voted - For
1.11	Director: Ward J. Timken, Jr.	Management	For	Voted - For
2.	Approval, on an advisory basis, of our named executive officer compensation.	Management	For	Voted - For
3.	Recommendation, on an advisory basis, of the frequency (every 1, 2 or 3 years) of the shareholder advisory vote on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Ernst & Young LLP as our independent auditor for the fiscal year ending December 31, 2023.	Management	For	Voted - For
5.	Approval of amendments to our Amended Articles of Incorporation and Amended Regulations to reduce certain shareholder voting requirement thresholds.	Management	For	Voted - For
6.
Consideration of a shareholder proposal requesting our Board to take the steps necessary to amend the appropriate company governing documents to give the owners of a combined 10% of our outstanding common stock the power to call a special shareholder meeting.
		Management	Against	Voted - Against
THOR INDUSTRIES, INC.
Security ID: 885160101
Ticker: THO
Meeting Date: 16-Dec-22
Meeting Type: Annual
1.1	Director: Andrew Graves	Management	For	Voted - For
1.2	Director: Christina Hennington	Management	For	Voted - For
1.3	Director: Amelia A. Huntington	Management	For	Voted - For
1.4	Director: Laurel Hurd	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.5	Director: Wilson Jones	Management	For	Voted - For
1.6	Director: William J. Kelley, Jr.	Management	For	Voted - For
1.7	Director: Christopher Klein	Management	For	Voted - For
1.8	Director: Robert W. Martin	Management	For	Voted - For
1.9	Director: Peter B. Orthwein	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our Fiscal Year 2023.	Management	For	Voted - For
3.	Non-binding advisory vote to approve the compensation of our named executive officers (NEOs).	Management	For	Voted - For
U.S. PHYSICAL THERAPY, INC.
Security ID: 90337L108
Ticker: USPH
Meeting Date: 16-May-23
Meeting Type: Annual
1.1	Director: Edward L. Kuntz	Management	For	Voted - For
1.2	Director: Christopher J. Reading	Management	For	Voted - For
1.3	Director: Dr. Bernard A Harris Jr	Management	For	Voted - For
1.4	Director: Kathleen A. Gilmartin	Management	For	Voted - For
1.5	Director: Regg E. Swanson	Management	For	Voted - For
1.6	Director: Clayton K. Trier	Management	For	Voted - For
1.7	Director: Anne B. Motsenbocker	Management	For	Voted - For
1.8	Director: Nancy J. Ham	Management	For	Voted - For
2.	Advisory vote to approve the named executive officer compensation.	Management	For	Voted - For
3.	Advisory vote on the frequency of stockholders' advisory vote on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the year ending December 31, 2023.	Management	For	Voted - For
UNIVAR SOLUTIONS INC.
Security ID: 91336L107
Ticker: UNVR
Meeting Date: 04-May-23
Meeting Type: Annual
1a.	Election of Director to serve for a term of one year: Joan A. Braca	Management	For	Voted - For
1b.	Election of Director to serve for a term of one year: Mark J. Byrne	Management	For	Voted - For
1c.	Election of Director to serve for a term of one year: Daniel P. Doheny	Management	For	Voted - For
1d.	Election of Director to serve for a term of one year: Rhonda Germany	Management	For	Voted - For
1e.	Election of Director to serve for a term of one year: David C. Jukes	Management	For	Voted - For
1f.	Election of Director to serve for a term of one year: Varun Laroyia	Management	For	Voted - For
1g.	Election of Director to serve for a term of one year: Stephen D. Newlin	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1h.	Election of Director to serve for a term of one year: Christopher D. Pappas	Management	For	Voted - For
1i.	Election of Director to serve for a term of one year: Kerry J. Preete	Management	For	Voted - For
1j.	Election of Director to serve for a term of one year: Robert L. Wood	Management	For	Voted - For
2.	Non-binding advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
Meeting Date: 06-Jun-23
Meeting Type: Special
1.	Proposal to adopt the Agreement and Plan of Merger, dated as of March 13, 2023, by and among Univar Solutions Inc., Windsor Parent, L.P. and Windsor Merger Sub, Inc. (the "Merger Agreement").	Management	For	Voted - Against
2.
Proposal to approve, on an advisory (nonbinding) basis, the compensation that may be paid or become payable to Univar Solutions Inc.'s named executive officers that is based on or otherwise related to the Merger Agreement and the transactions contemplated by the Merger Agreement.
		Management	For	Voted - Against
3.
Proposal to adjourn the special meeting of stockholders of Univar Solutions Inc. (the "Special Meeting") to a later date or dates if necessary or appropriate to solicit additional proxies if there are insufficient votes to adopt the Merger Agreement at the time of the Special Meeting.
		Management	For	Voted - Against

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
AGCO CORPORATION
Security ID: 001084102
Ticker: AGCO
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Director: Michael C. Arnold	Management	For	Voted - For
1b.	Election of Director: Sondra L. Barbour	Management	For	Voted - For
1c.	Election of Director: Suzanne P. Clark	Management	For	Voted - For
1d.	Election of Director: Bob De Lange	Management	For	Voted - For
1e.	Election of Director: Eric P. Hansotia	Management	For	Voted - For
1f.	Election of Director: George E. Minnich	Management	For	Voted - For
1g.	Election of Director: Niels Pörksen	Management	For	Voted - For
1h.	Election of Director: David Sagehorn	Management	For	Voted - For
1i.	Election of Director: Mallika Srinivasan	Management	For	Voted - For
1j.	Election of Director: Matthew Tsien	Management	For	Voted - For
2.	Frequency (one, two or three years) of the non-binding advisory vote on executive compensation	Management	1 Year	Voted - 1 Year
3.	Non-binding advisory resolution to approve the compensation of the Company's named executive officers	Management	For	Voted - For
4.	Ratification of KPMG LLP as the Company's independent registered public accounting firm for 2023	Management	For	Voted - For
ARMSTRONG WORLD INDUSTRIES, INC.
Security ID: 04247X102
Ticker: AWI
Meeting Date: 15-Jun-23
Meeting Type: Annual
1.1	Director: Victor D. Grizzle	Management	For	Voted - For
1.2	Director: Richard D. Holder	Management	For	Voted - For
1.3	Director: Barbara L. Loughran	Management	For	Voted - For
1.4	Director: James C. Melville	Management	For	Voted - For
1.5	Director: William H. Osborne	Management	For	Voted - For
1.6	Director: Wayne R. Shurts	Management	For	Voted - For
1.7	Director: Roy W. Templin	Management	For	Voted - For
1.8	Director: Cherryl T. Thomas	Management	For	Voted - For
2.	To ratify the selection of KPMG LLP as our independent registered public accounting firm for 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, our executive compensation program.	Management	For	Voted - For
4.	To approve, on an advisory basis, the frequency with which shareholders will be presented with a non-binding proposal to approve the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BROADRIDGE FINANCIAL SOLUTIONS, INC.
Security ID: 11133T103
Ticker: BR
Meeting Date: 10-Nov-22
Meeting Type: Annual
1a.	Election of Director to serve until the 2023 Annual Meeting: Leslie A. Brun	Management	For	Voted - For
1b.	Election of Director to serve until the 2023 Annual Meeting: Pamela L. Carter	Management	For	Voted - For
1c.	Election of Director to serve until the 2023 Annual Meeting: Richard J. Daly	Management	For	Voted - For
1d.	Election of Director to serve until the 2023 Annual Meeting: Robert N. Duelks	Management	For	Voted - For
1e.	Election of Director to serve until the 2023 Annual Meeting: Melvin L. Flowers	Management	For	Voted - For
1f.	Election of Director to serve until the 2023 Annual Meeting: Timothy C. Gokey	Management	For	Voted - For
1g.	Election of Director to serve until the 2023 Annual Meeting: Brett A. Keller	Management	For	Voted - For
1h.	Election of Director to serve until the 2023 Annual Meeting: Maura A. Markus	Management	For	Voted - For
1i.	Election of Director to serve until the 2023 Annual Meeting: Eileen K. Murray	Management	For	Voted - For
1j.	Election of Director to serve until the 2023 Annual Meeting: Annette L. Nazareth	Management	For	Voted - For
1k.	Election of Director to serve until the 2023 Annual Meeting: Thomas J. Perna	Management	For	Voted - For
1l.	Election of Director to serve until the 2023 Annual Meeting: Amit K. Zavery	Management	For	Voted - For
2)	Advisory vote to approve the compensation of the Company's Named Executive Officers (the Say on Pay Vote).	Management	For	Voted - For
3)	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants for the fiscal year ending June 30, 2023.	Management	For	Voted - For
Meeting Date: 09-Feb-23
Meeting Type: Annual
1.	Non-Voting agenda	Management	None	Non-Voting
DARLING INGREDIENTS INC.
Security ID: 237266101
Ticker: DAR
Meeting Date: 09-May-23
Meeting Type: Annual
1a.	Election of Director: Randall C. Stuewe	Management	For	Voted - For
1b.	Election of Director: Charles Adair	Management	For	Voted - For
1c.	Election of Director: Beth Albright	Management	For	Voted - For
1d.	Election of Director: Larry A. Barden	Management	For	Voted - For
1e.	Election of Director: Celeste A. Clark	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1f.	Election of Director: Linda Goodspeed	Management	For	Voted - For
1g.	Election of Director: Enderson Guimaraes	Management	For	Voted - For
1h.	Election of Director: Gary W. Mize	Management	For	Voted - For
1i.	Election of Director: Michael E. Rescoe	Management	For	Voted - For
1j.	Election of Director: Kurt Stoffel	Management	For	Voted - For
2.	Proposal to ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 30, 2023.	Management	For	Voted - For
3.	Advisory vote to approve executive compensation.	Management	For	Voted - For
4.	Advisory vote to approve the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
DYCOM INDUSTRIES, INC.
Security ID: 267475101
Ticker: DY
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Director: Peter T. Pruitt, Jr.	Management	For	Voted - For
1b.	Election of Director: Laurie J. Thomsen	Management	For	Voted - For
2.	To approve, by non-binding advisory vote, executive compensation.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent auditor for fiscal 2024.	Management	For	Voted - For
4.	To approve an Amendment & Restatement to the Dycom Industries, Inc. 2017 Non- Employee Directors Equity Plan.	Management	For	Voted - For
5.	To recommend, by non-binding advisory vote, the frequency of future advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
IDEX CORPORATION
Security ID: 45167R104
Ticker: IEX
Meeting Date: 25-May-23
Meeting Type: Annual
1a.	Election of Class I Director for a term of three years: Katrina L. Helmkamp	Management	For	Voted - For
1b.	Election of Class I Director for a term of three years: Mark A. Beck	Management	For	Voted - For
1c.	Election of Class I Director for a term of three years: Carl R. Christenson	Management	For	Voted - For
1d.	Election of Class I Director for a term of three years: Alejandro Quiroz Centeno	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	Advisory vote to approve the frequency (every one, two or three years) with which stockholders of IDEX shall be entitled to have an advisory vote to approve named executive officer compensation.	Management	1 Year	Voted - 1 Year

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered accounting firm for 2023.	Management	For	Voted - For
5.	Vote on a stockholder proposal regarding a report on hiring practices related to people with arrest or incarceration records.	Shareholder	Against	Voted - Against
INGEVITY CORPORATION
Security ID: 45688C107
Ticker: NGVT
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Director for a one-year term: Jean S. Blackwell	Management	For	Voted - For
1b.	Election of Director for a one-year term: Luis Fernandez-Moreno	Management	For	Voted - For
1c.	Election of Director for a one-year term: John C. Fortson	Management	For	Voted - For
1d.	Election of Director for a one-year term: Diane H. Gulyas	Management	For	Voted - For
1e.	Election of Director for a one-year term: Bruce D. Hoechner	Management	For	Voted - For
1f.	Election of Director for a one-year term: Frederick J. Lynch	Management	For	Voted - For
1g.	Election of Director for a one-year term: Karen G. Narwold	Management	For	Voted - For
1h.	Election of Director for a one-year term: Daniel F. Sansone	Management	For	Voted - For
1i.	Election of Director for a one-year term: William J. Slocum	Management	For	Voted - For
1j.	Election of Director for a one-year term: Benjamin G. (Shon) Wright	Management	For	Voted - For
2.	Advisory vote on compensation of our Named Executive Officers (Say-on-Pay).	Management	For	Voted - For
3.	Advisory Vote on the frequency of Named Executive Officer Compensation Advisory Vote (Say-on-Frequency).	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
5.	Amendment and Restatement of 2017 Ingevity Corporation Employee Stock Purchase Plan to add an additional 300,000 shares.	Management	For	Voted - For
LOUISIANA-PACIFIC CORPORATION
Security ID: 546347105
Ticker: LPX
Meeting Date: 28-Apr-23
Meeting Type: Annual
1a.	Election of Class II Director: Jose A. Bayardo	Management	For	Voted - For
1b.	Election of Class II Director: Stephen E. Macadam	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Ratification of the selection of Deloitte & Touche LLP as LP's independent registered public accounting firm for 2023.	Management	For	Voted - For
3.	Advisory vote on the frequency of advisory votes on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - For
MURPHY USA INC.
Security ID: 626755102
Ticker: MUSA
Meeting Date: 04-May-23
Meeting Type: Annual
1a.	Election of Class I Director Whose Current Term Expires on the Date of the Annual Meeting.: Claiborne P. Deming	Management	For	Voted - For
1b.	Election of Class I Director Whose Current Term Expires on the Date of the Annual Meeting.: Hon. Jeanne L. Phillips	Management	For	Voted - For
1c.	Election of Class I Director Whose Current Term Expires on the Date of the Annual Meeting.: Jack T. Taylor	Management	For	Voted - For
2.	Ratification of Appointment of Independent Registered Public Accounting Firm for Fiscal 2023.	Management	For	Voted - For
3.	Approval of Executive Compensation on an Advisory, Non-Binding Basis.	Management	For	Voted - For
4.	Approval of the Murphy USA Inc. 2023 Omnibus Incentive Plan.	Management	For	Voted - For
POLARIS INC.
Security ID: 731068102
Ticker: PII
Meeting Date: 27-Apr-23
Meeting Type: Annual
1a.	Election of Class II Director: George W. Bilicic	Management	For	Voted - For
1b.	Election of Class II Director: Gary E. Hendrickson	Management	For	Voted - For
1c.	Election of Class II Director: Gwenne A. Henricks	Management	For	Voted - For
2.	Advisory vote to approve the compensation of the Company's Named Executive Officers	Management	For	Voted - For
3.	Advisory vote on the frequency of future votes to approve the compensation of our Named Executive Officers	Management	1 Year	Voted - 1 Year
4.	Reincorporation of the Company from Minnesota to Delaware	Management	For	Voted - For
5.	Adoption of an exclusive forum provision in the Delaware Bylaws	Management	For	Voted - For
6.	Adoption of officer exculpation provision in the Delaware Certificate of Incorporation	Management	For	Voted - For
7.	Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2023	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

THE BOSTON BEER COMPANY, INC.
Security ID: 100557107
Ticker: SAM
Meeting Date: 17-May-23
Meeting Type: Annual
1.1	Director: Meghan V. Joyce	Management	For	Voted - For
1.2	Director: Michael Spillane	Management	For	Voted - For
1.3	Director: Jean-Michel Valette	Management	For	Voted - For
2.	Advisory vote to approve our Named Executive Officers' executive compensation.	Management	For	Voted - For
3.	To conduct an advisory vote on the frequency of holding future advisory votes on the compensation of the Company's Named Executive Officers.	Management	1 Year	Voted - 1 Year
THE BRINK'S COMPANY
Security ID: 109696104
Ticker: BCO
Meeting Date: 05-May-23
Meeting Type: Annual
1a.	Election of Director: Kathie J. Andrade	Management	For	Voted - For
1b.	Election of Director: Paul G. Boynton	Management	For	Voted - For
1c.	Election of Director: Ian D. Clough	Management	For	Voted - For
1d.	Election of Director: Susan E. Docherty	Management	For	Voted - For
1e.	Election of Director: Mark Eubanks	Management	For	Voted - For
1f.	Election of Director: Michael J. Herling	Management	For	Voted - For
1g.	Election of Director: A. Louis Parker	Management	For	Voted - For
1h.	Election of Director: Timothy J. Tynan	Management	For	Voted - For
1i.	Election of Director: Keith R. Wyche	Management	For	Voted - For
2.	Approval of an advisory resolution on named executive officer compensation.	Management	For	Voted - For
3.	Approval of an advisory resolution on the frequency (every 1, 2 or 3 years) of the advisory vote on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Approval of the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
THE TIMKEN COMPANY
Security ID: 887389104
Ticker: TKR
Meeting Date: 05-May-23
Meeting Type: Annual
1.1	Director: Maria A. Crowe	Management	For	Voted - For
1.2	Director: Elizabeth A. Harrell	Management	For	Voted - For
1.3	Director: Richard G. Kyle	Management	For	Voted - For
1.4	Director: Sarah C. Lauber	Management	For	Voted - For
1.5	Director: John A. Luke, Jr.	Management	For	Voted - For
1.6	Director: Christopher L. Mapes	Management	For	Voted - For
1.7	Director: James F. Palmer	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.8	Director: Ajita G. Rajendra	Management	For	Voted - For
1.9	Director: Frank C. Sullivan	Management	For	Voted - For
1.10	Director: John M. Timken, Jr.	Management	For	Voted - For
1.11	Director: Ward J. Timken, Jr.	Management	For	Voted - For
2.	Approval, on an advisory basis, of our named executive officer compensation.	Management	For	Voted - For
3.	Recommendation, on an advisory basis, of the frequency (every 1, 2 or 3 years) of the shareholder advisory vote on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Ernst & Young LLP as our independent auditor for the fiscal year ending December 31, 2023.	Management	For	Voted - For
5.	Approval of amendments to our Amended Articles of Incorporation and Amended Regulations to reduce certain shareholder voting requirement thresholds.	Management	For	Voted - For
6.
Consideration of a shareholder proposal requesting our Board to take the steps necessary to amend the appropriate company governing documents to give the owners of a combined 10% of our outstanding common stock the power to call a special shareholder meeting.
		Management	Against	Voted - Against
THOR INDUSTRIES, INC.
Security ID: 885160101
Ticker: THO
Meeting Date: 16-Dec-22
Meeting Type: Annual
1.1	Director: Andrew Graves	Management	For	Voted - For
1.2	Director: Christina Hennington	Management	For	Voted - For
1.3	Director: Amelia A. Huntington	Management	For	Voted - For
1.4	Director: Laurel Hurd	Management	For	Voted - For
1.5	Director: Wilson Jones	Management	For	Voted - For
1.6	Director: William J. Kelley, Jr.	Management	For	Voted - For
1.7	Director: Christopher Klein	Management	For	Voted - For
1.8	Director: Robert W. Martin	Management	For	Voted - For
1.9	Director: Peter B. Orthwein	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our Fiscal Year 2023.	Management	For	Voted - For
3.	Non-binding advisory vote to approve the compensation of our named executive officers (NEOs).	Management	For	Voted - For
TREX COMPANY, INC.
Security ID: 89531P105
Ticker: TREX
Meeting Date: 04-May-23
Meeting Type: Annual
1.1	Election of Director: Jay M. Gratz	Management	For	Voted - For
1.2	Election of Director: Ronald W. Kaplan	Management	For	Voted - For
1.3	Election of Director: Gerald Volas	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Non-binding advisory vote on executive compensation ("say-on-pay").	Management	For	Voted - For
3.	Non-binding advisory vote on the frequency of future advisory votes on the compensation of named executive officers ("say-on-frequency").	Management	1 Year	Voted - 1 Year
4.	Approve the Trex Company, Inc. 2023 Stock Incentive Plan.	Management	For	Voted - For
5.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2023.	Management	For	Voted - For
UNIVAR SOLUTIONS INC.
Security ID: 91336L107
Ticker: UNVR
Meeting Date: 04-May-23
Meeting Type: Annual
1a.	Election of Director to serve for a term of one year: Joan A. Braca	Management	For	Voted - For
1b.	Election of Director to serve for a term of one year: Mark J. Byrne	Management	For	Voted - For
1c.	Election of Director to serve for a term of one year: Daniel P. Doheny	Management	For	Voted - For
1d.	Election of Director to serve for a term of one year: Rhonda Germany	Management	For	Voted - For
1e.	Election of Director to serve for a term of one year: David C. Jukes	Management	For	Voted - For
1f.	Election of Director to serve for a term of one year: Varun Laroyia	Management	For	Voted - For
1g.	Election of Director to serve for a term of one year: Stephen D. Newlin	Management	For	Voted - For
1h.	Election of Director to serve for a term of one year: Christopher D. Pappas	Management	For	Voted - For
1i.	Election of Director to serve for a term of one year: Kerry J. Preete	Management	For	Voted - For
1j.	Election of Director to serve for a term of one year: Robert L. Wood	Management	For	Voted - For
2.	Non-binding advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for 2023.	Management	For	Voted - For
Meeting Date: 06-Jun-23
Meeting Type: Special
1.	Proposal to adopt the Agreement and Plan of Merger, dated as of March 13, 2023, by and among Univar Solutions Inc., Windsor Parent, L.P. and Windsor Merger Sub, Inc. (the "Merger Agreement").	Management	For	Voted - Against
2.
Proposal to approve, on an advisory (nonbinding) basis, the compensation that may be paid or become payable to Univar Solutions Inc.'s named executive officers that is based on or otherwise related to the Merger Agreement and the transactions contemplated by the Merger Agreement.
		Management	For	Voted - Against

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.
Proposal to adjourn the special meeting of stockholders of Univar Solutions Inc. (the "Special Meeting") to a later date or dates if necessary or appropriate to solicit additional proxies if there are insufficient votes to adopt the Merger Agreement at the time of the Special Meeting.
	Management	For	Voted - Against
WATSCO, INC.
Security ID: 942622200
Ticker: WSO
Meeting Date: 05-Jun-23
Meeting Type: Annual
1.1	Director: Ana Lopez-Blazquez	Management	For	Voted - For
2.	To approve the advisory resolution regarding the compensation of our named executive officers.	Management	For	Voted - For
3.	To approve the advisory resolution on the frequency of the advisory resolution regarding the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the 2023 fiscal year.	Management	For	Voted - For
WESTROCK COMPANY
Security ID: 96145D105
Ticker: WRK
Meeting Date: 27-Jan-23
Meeting Type: Annual
1a.	Election of Director: Colleen F. Arnold	Management	For	Voted - For
1b.	Election of Director: Timothy J. Bernlohr	Management	For	Voted - For
1c.	Election of Director: J. Powell Brown	Management	For	Voted - For
1d.	Election of Director: Terrell K. Crews	Management	For	Voted - For
1e.	Election of Director: Russell M. Currey	Management	For	Voted - For
1f.	Election of Director: Suzan F. Harrison	Management	For	Voted - For
1g.	Election of Director: Gracia C. Martore	Management	For	Voted - For
1h.	Election of Director: James E. Nevels	Management	For	Voted - For
1i.	Election of Director: E. Jean Savage	Management	For	Voted - For
1j.	Election of Director: David B. Sewell	Management	For	Voted - For
1k.	Election of Director: Dmitri L. Stockton	Management	For	Voted - For
1l.	Election of Director: Alan D. Wilson	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending September 30, 2023	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 8, 2023